Collection Period Ended 31-Jul-2010
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
37,268,676.29 0.460244
0.00 1.000000
0.00 1.000000
0.00 1.000000
37,268,676.29
Interest & Principal
Payment
37,314,326.28
128,333.33
502,916.67
120,945.67
38,066,521.95
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Determination Date 12-Aug-2010
Record Date 13-Aug-2010
Dates
Collection Period No. 3
Collection Period (from... to) 1-Jul-2010 31-Jul-2010
Distribution Date 16-Aug-2010
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jul-2010 15-Aug-2010 30/360 Days 30
15-Jul-2010 16-Aug-2010
Balance Balance Balance
Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 220,000,000.00 220,000,000.00 220,000,000.00
Face Amount
Class A-1 Notes 280,000,000.00 166,136,893.81 128,868,217.52 133.102415
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Overcollateralization 103,010,874.91 115,106,525.46 118,637,884.59
0.000000
Total Note Balance
992,820,000.00
878,956,893.81
841,688,217.52
1,006,699,326.34
Yield Supplement Overcollateralization Amount 54,176,014.97 48,267,078.07 46,373,224.23
Adjusted Pool Balance 1,095,830,874.91 994,063,419.27 960,326,102.11
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
1,042,330,497.34
Target Overcollateralization Amount 123,882,067.17 12.90%
Current Overcollateralization Amount 118,637,884.59 12.35%
0.163036
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
1.183333
133.265451
Class A-2 Notes 0.700000% 128,333.33 0.583333 0.583333
Class A-1 Notes 0.309120% 45,649.99
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 502,916.67
Total
797,845.66
Aggregate Principal Distributable Amount
Available Funds
Distributions
Principal Collections 35,394,443.27 (1) Total Servicing Fee 868,608.75
Net Liquidation Proceeds 35,488.34 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 3,503,911.34 Nonrecoverable Advances to the Servicer 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 890.70 (3) Interest Distributable Amount Class A Notes 797,845.66
Investment Earnings 397.05 (6) Regular Principal Distributable Amount 37,268,676.29
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
38,935,130.70 (7) Additional Servicing Fee and Transition Costs 0.00
Total Distribution
38,935,130.70
Distribution Detail
Available Funds
38,935,130.70
(9) Excess Collections to Certificateholders 0.00
Due Paid Shortfall
Total Servicing Fee 868,608.75 868,608.75 0.00
Monthly Interest Distributable Amount 797,845.66 797,845.66 0.00
Total Trustee Fee 0.00 0.00 0.00
thereof on Class A-2 Notes 128,333.33 128,333.33 0.00
thereof on Class A-1 Notes 45,649.99 45,649.99 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 797,845.66 797,845.66 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Regular Principal Distributable Amount 37,268,676.29 37,268,676.29 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
37,268,676.29 37,268,676.29 0.00
Reserve Fund Amount - Beginning Balance 2,739,577.19
31-60 Days Delinquent
plus Net Investment Earnings for the Collection Period 30.92 minus Net Investment Earnings 30.92
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 30.92
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Net Investment Earnings on the Collection Account 366.13
Investment Earnings for the Collection Period 397.05
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period 1,042,330,497.34 37,055
Principal Collections 23,665,941.56
36,502
Principal Collections attributable to Full Pay-offs 11,728,501.71
Principal Purchase Amounts 0.00
Principal Gross Losses 236,727.73
Pool Balance end of Collection Period
15.68
Current
Weighted Average APR 4.06% 4.05%
1,006,699,326.34
Pool Factor 87.54%
As of Cutoff Date
99.70%
Delinquency Profile *
Amount Number of Receivables Percentage
Weighted Average Number of Remaining Payments 50.23 46.76
Weighted Average Seasoning (months) 11.89
61-90 Days Delinquent 707,003.74 18 0.07%
Current
1,939,959.22 62 0.19%
1,003,691,497.91 36,412
Total 1,006,699,326.34 36,502 100.00%
91-120 Days Delinquent 360,865.47 10 0.04%
Principal Net Liquidation Proceeds 34,268.61
Principal Recoveries 890.70
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 236,727.73
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.026%
Principal Net Losses 201,568.42
Cumulative Principal Net Losses 296,809.17